Agreements - Base Management Fee, Income Based Incentive Fee and Capital Gains Incentive Fee (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment Company [Abstract]
Base management fee	$ 110,940	$ 46,991	$ 9,713
Income based fee	104,134	43,324	7,622
Capital gains incentive fee	$ 5,821	$ 10,219	$ 3,162